BORROWINGS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings

12. BORROWINGS

	December 31,
	2,019	2,020	2,021
	RMB	RMB	RMB
Secured bank loans	26,838	-	5,500
Unsecured bank loans	-	20,000	-
Short-term borrowings	26,838	20,000	5,500
Long-term borrowings	104,198	-	8,004

Secured bank loans

During the years ended December 31, 2019 and 2020, Ronglian Yitong obtained short-term borrowings with amounts of RMB19,941 and nil, respectively, from Silicon Valley Bank (“SPD”) and repaid SPD with amounts of RMB12,989 and RMB26,838, respectively.

As of December 31, 2019, the Company's secured bank borrowings bear a weighted average interest rate of 7.51% per annum. The short-term bank borrowings were pledged by accounts receivable - third parties of Ronglian Yitong and were jointly guaranteed by the Company, Beijing Ronglian 7Moor Technology Co., Ltd. (“Ronglian 7Moor”), and Beijing Ronglian Guanghui Technology Co., Ltd. (“Ronglian Guanghui”), subsidiaries of the Company. As of December 31, 2019, accounts receivable - third parties of Ronglian Yitong with amounts of RMB124,291 and other receivables included in prepayments and other current assets of RMB8,452 were pledged to secure bank borrowings from SPD. Upon the secured bank loans matured on December 18, 2020, the accounts receivable and other receivables of Ronglian Yitong Technology were released from the pledge.

During the year ended December 31, 2021, the secured bank loans of RMB5,500 was from the business acquisition of Zhuge Inc. The short-term bank borrowings were secured by Kongmiao, the founder of Zhuge Inc. As of December 31, 2021, the secured bank loans bear a weighted average interest rate of 5.45% per annum, and mature at various times within one year and contain no renewal terms.

Unsecured bank loans

During the year ended December 31, 2019, 2020 and 2021, Ronglian Yitong obtained short-term borrowings with amounts of nil, RMB20,000 and nil respectively, from Bank of Beijing (“BOB”) and repaid BOB with amounts of nil, nil and RMB20,000, respectively.

As of December 31, 2020, the Company's unsecured bank borrowings bear a weighted average interest rate of 3.85% per annum. The unsecured bank loans mature at various times within one year and contain no renewal terms.

Long-term borrowings

On September 25, 2019, the Company borrowed two unsecured loans in total of US$15 million (equivalent to RMB106.1 million) with detachable warrants from two PRC onshore investment funds. The warrants entitled the PRC onshore investment funds to purchase 6,112,570 Series E Redeemable Convertible Preferred Shares (see Note 14).

At initial recognition, the Company recorded the warrants as liabilities at their estimated fair value in the amount of US0.3 million (equivalent to RMB2.1 million) and the remaining proceeds of US$14.7 million (equivalent to RMB104.0 million) were allocated to the non-current interest free loan. The difference between US$14.7 million (equivalent to RMB104.0 million) allocated to the non-current interest free loan and the US$15 million (equivalent to RMB106.1 million), the repayment amount, is accreted as interest expense over the 16.5 months term of the loans using an effective interest rate of 1.36%. The Company repaid such unsecured loans on December 30, 2020.